Trade payables and other liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Trade payables and accruals	$ 2,931	$ 2,595
Compensation payable	622	592
Maple Leaf Sports and Entertainment Ltd. (MLSE) financial liability	149	149
Provisions	81	53
Derivative liabilities	40	69
Severance and other costs payable	32	23
Commodity taxes payable	31	33
CRTC deferral account obligation	23	13
Other current liabilities	546	408
Total trade payables and other liabilities	$ 4,455	3,935
Repurchase obligation of trust ownership percentage	9.00%
Trade payables and other liabilities	$ 4,455	$ 3,935
Government Of Québec
Disclosure of financial liabilities [line items]
Total trade payables and other liabilities	82
Trade payables and other liabilities	$ 82